Document and Entity Information	Jul. 31, 2023
Risk/Return:
Registrant Name	EATON VANCE SERIES FUND, INC.
Registrant CIK	0001552324
SEC Form	497
Period end date	Jul. 31, 2023
Investment Company Type	N-1A
Document Description	Supplement to Prospectus and Summary Prospectus dated December 1, 2023
Amendment Flag	false